Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.81%
Australia–1.67%
Origin Energy Ltd.	2,098,602	$15,832,733
Austria–4.19%
Erste Group Bank AG	166,257	21,733,627
OMV AG	246,683	18,038,731
		39,772,358
Belgium–2.15%
Anheuser-Busch InBev S.A./N.V.	234,685	20,383,323
Brazil–2.62%
Telefonica Brasil S.A.	2,248,188	14,471,534
Vale S.A.	692,106	10,414,733
		24,886,267
Canada–7.52%
AltaGas Ltd.	305,792	12,167,548
Great-West Lifeco, Inc.	262,831	17,425,198
Royal Bank of Canada(a)	143,782	30,093,859
Suncor Energy, Inc.	175,036	11,754,388
		71,440,993
China–6.72%
Alibaba Group Holding Ltd.	781,500	11,904,897
BOC Hong Kong (Holdings) Ltd.	3,702,500	24,621,854
Contemporary Amperex Technology Co. Ltd., H Shares	126,700	10,030,174
Tencent Holdings Ltd.	281,800	17,218,821
		63,775,746
France–3.33%
Airbus SE	19,188	4,504,546
Cie de Saint-Gobain S.A.	131,571	12,365,974
LVMH Moet Hennessy Louis Vuitton SE	26,892	14,767,338
		31,637,858
Germany–5.73%
Bayer AG	188,259	10,447,571
Daimler Truck Holding AG	290,726	16,443,655
MTU Aero Engines AG	30,983	12,990,494
Vonovia SE	597,704	14,500,679
		54,382,399
Hong Kong–3.14%
AIA Group Ltd.	2,957,200	29,811,209
India–3.46%
HDFC Bank Ltd., ADR	523,998	12,539,272
Reliance Industries Ltd., GDR(b)	27,546	1,511,930
Reliance Industries Ltd., GDR(b)	343,360	18,781,792
		32,832,994
Italy–4.05%
Intesa Sanpaolo S.p.A.	2,043,999	15,451,212
UniCredit S.p.A.	244,362	23,046,228
		38,497,440
Shares		Value
Japan–15.39%
Chubu Electric Power Co., Inc.	1,095,700	$18,972,116
Japan Tobacco, Inc.	442,000	19,707,400
KDDI Corp.	1,468,300	27,051,542
Kyoto Financial Group, Inc.	226,200	6,234,971
Mitsubishi UFJ Financial Group, Inc.	1,226,000	27,384,546
Mitsui & Co. Ltd.	467,800	14,354,104
ORIX Corp.	556,600	22,464,003
Tokio Marine Holdings, Inc.	197,000	10,040,372
		146,209,054
Luxembourg–2.77%
ArcelorMittal S.A.	372,369	26,303,152
Mexico–3.22%
Arca Continental S.A.B. de C.V.	1,088,418	12,471,921
Fomento Economico Mexicano, S.A.B. de C.V., ADR	141,815	18,150,902
		30,622,823
Netherlands–3.24%
ASR Nederland N.V.	237,685	19,432,374
Koninklijke Philips N.V.	431,611	11,372,017
		30,804,391
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)(d)	11,172,332	11
South Korea–3.18%
Kia Corp.	130,835	11,796,113
Samsung Electronics Co. Ltd.	105,610	18,381,926
		30,178,039
Spain–7.27%
Banco Bilbao Vizcaya Argentaria S.A.	1,189,211	33,335,828
Banco Santander S.A.	2,513,981	35,754,513
		69,090,341
Switzerland–4.48%
Nestle S.A.	195,963	19,586,693
Sandoz Group AG	282,242	23,007,757
		42,594,450
Taiwan–6.69%
Asustek Computer, Inc.	409,000	10,148,315
Realtek Semiconductor Corp.	386,000	8,004,402
Taiwan Semiconductor Manufacturing Co. Ltd.	613,000	45,340,691
		63,493,408
United Kingdom–8.99%
British American Tobacco PLC	318,204	19,302,551
London Stock Exchange Group PLC	140,642	15,821,177
Shell PLC	625,390	28,675,829
Standard Chartered PLC	728,281	21,533,527
		85,333,084
Total Common Stocks & Other Equity Interests (Cost $824,922,568)		947,882,073
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Shares		Value
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f)	170,140	$170,140
Invesco Treasury Portfolio, Institutional Class, 3.63%(e)(f)	315,973	315,973
Total Money Market Funds (Cost $486,113)		486,113
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $825,408,681)		948,368,186
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.30%
Invesco Private Government Fund, 3.69%(e)(f)(g)	8,715,779	8,715,779
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	22,642,545	$22,644,809
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,358,438)		31,360,588
TOTAL INVESTMENTS IN SECURITIES—103.16% (Cost $856,767,119)		979,728,774
OTHER ASSETS LESS LIABILITIES–(3.16)%		(29,995,913)
NET ASSETS–100.00%		$949,732,861
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $20,293,722, which represented 2.14% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$906,399	$69,101,223	$(69,837,482)	$-	$-	$170,140	$65,834
Invesco Treasury Portfolio, Institutional Class	1,683,306	128,330,842	(129,698,175)	-	-	315,973	121,600
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,807,697	110,210,310	(124,302,228)	-	-	8,715,779	152,158*
Invesco Private Prime Fund	59,362,562	240,327,478	(277,047,108)	2,293	(416)	22,644,809	415,116*
Total	$84,759,964	$547,969,853	$(600,884,993)	$2,293	$(416)	$31,846,701	$754,708

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,832,733	$—	$15,832,733
Austria	—	39,772,358	—	39,772,358
Belgium	—	20,383,323	—	20,383,323
Brazil	24,886,267	—	—	24,886,267
Canada	71,440,993	—	—	71,440,993
China	—	63,775,746	—	63,775,746
France	—	31,637,858	—	31,637,858
Germany	—	54,382,399	—	54,382,399
Hong Kong	—	29,811,209	—	29,811,209
India	31,321,064	1,511,930	—	32,832,994
Italy	—	38,497,440	—	38,497,440
Japan	—	146,209,054	—	146,209,054
Luxembourg	—	26,303,152	—	26,303,152
Mexico	30,622,823	—	—	30,622,823
Netherlands	—	30,804,391	—	30,804,391
Russia	—	—	11	11
South Korea	—	30,178,039	—	30,178,039
Spain	—	69,090,341	—	69,090,341
Switzerland	—	42,594,450	—	42,594,450
Taiwan	—	63,493,408	—	63,493,408
United Kingdom	—	85,333,084	—	85,333,084
Money Market Funds	486,113	31,360,588	—	31,846,701
Total Investments	$158,757,260	$820,971,503	$11	$979,728,774
Invesco International Value Fund